THE MAINSTAY FUNDS

51 Madison Avenue

New York, New York 10010

August 26, 2019

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	The MainStay Funds (the "Registrant")

Registration Numbers: 33-02610 and 811-04550

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), the Registrant hereby certifies that the forms of Prospectus for the MainStay MacKay Infrastructure Bond Fund as well as the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No.146 to the Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 149 under the Investment Company Act of 1940, that became effective on August 21, 2019.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 201-685-6221.

Very truly yours,

/s/ Thomas C. Humbert

Thomas C. Humbert
Assistant Secretary